Long-Term Borrowings - Summary of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings	¥ 81,000	$ 11,811	¥ 82,134
Minimum
Debt Instrument [Line Items]
Annual Interest Rate	3.25%	3.25%
Maximum
Debt Instrument [Line Items]
Annual Interest Rate	3.60%	3.60%
China Merchants Bank
Debt Instrument [Line Items]
Maturity Date	Dec. 15, 2030
Long-term borrowings	¥ 90,000	$ 13,123	¥ 82,134